Operating Assets and Liabilities - Receivables (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Assets and Liabilities
Receivables related to collaboration agreements	kr 2,176	kr 2,849
Interest receivables	55	34
Other receivables	98	56
Prepayments	154	62
Total	2,483	3,001
Non-current receivables	20	11
Current receivables	2,463	2,990
Losses related to receivables and the credit risk on receivables is limited	kr 0	kr 0